CONDENSED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Income Statement [Abstract]
General and administrative expenses	$ 2,694	$ 1,058,292	$ 111,750	$ 1,321,473	$ 245,980	$ 327,399
Loss from operations	(2,694)	(1,058,292)	(111,750)	(1,321,473)	(245,980)	(327,399)
Gain on marketable securities, dividends and interest held in Trust Account		86,803	1,561,854	1,201,382	3,322,448	4,554,158
Net income (loss)	$ (2,694)	$ (971,489)	$ 1,450,104	$ (120,091)	$ 3,076,468	$ 4,226,759
Weighted average shares outstanding, basic and diluted
Basic and diluted weighted average shares outstanding of Public Shares		28,750,000	28,750,000	28,750,000	28,750,000	28,750,000
Basic and diluted net income (loss) per share, Public Share		$ 0.00	$ 0.05	$ 0.04	$ 0.12	$ 0.16
Basic and diluted weighted average shares outstanding of Founder Shares	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Basic and diluted net loss per share, Founder Share	$ 0.00	$ (0.15)	$ (0.02)	$ (0.18)	$ (0.03)	$ (0.05)